Issued Capital, Equity Compensation, and Warrants - Summary of Changes in Number of Share Purchase Warrants (Details) - Warrants shares in Thousands	12 Months Ended
Dec. 31, 2017 CAD ($) shares
Disclosure Of Changes In Number Of Share Purchase Warrants [Line Items]
Number of shares outstanding balance | shares	1,867
Number of Warrants, Exercised | shares	(1,687)
Number of Warrants, Expired | shares	(180)
Weighted Average Exercise Price, Balance | $	$ 4.35
Weighted Average Exercise Price, Exercised | $	4.32
Weighted Average Exercise Price, Expired | $	$ 4.49